Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cultivation Segment [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	$ 1,268,702	$ 57,516	$ 2,517,904
Net loss	(3,223,676)	(5,744,346)
Total assets	35,060,640		37,392,401
Total liabilities	7,375,430		6,961,243	3,020,730	9,305,736
Cultivation Segment [Member] | Operating segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	1,268,702	57,516	2,517,904
Net loss	(3,223,676)	9,491,380		(5,331,600)	(2,298,310)	(1,394,611)
Total assets	35,060,640		37,392,401
Total liabilities	17,477,967		16,032,790	10,602,945	9,305,736
Cultivation Segment [Member] | Elimination of intersegment amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss
Total assets
Total liabilities	(10,102,537)		(9,071,547)	(7,582,575)
Cultivation Segment [Member] | Unallocated amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss			(3,422,225)	(5,657,494)
Cultivation Segment [Member] | Loss Before Income Tax Expense [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss	(3,223,676)	9,491,380
Distribution Segment [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	128,741	15,580	101,778	41,431	2,062
Net loss	(337,238)	(6,867,849)
Total assets	706,704		819,376
Total liabilities	1,214,129		1,146,980	323,129	1,024
Distribution Segment [Member] | Operating segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	128,741	15,580	101,778	41,431	2,062
Net loss	(337,238)	(6,867,849)		(1,775,923)	(2,261)	(30)
Total assets	19,837,704		19,950,376
Total liabilities	30,917,933		29,335,641	5,437,189	1,024
Distribution Segment [Member] | Elimination of intersegment amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss
Total assets	(19,131,000)		(19,131,000)
Total liabilities	(29,703,804)		(28,188,661)	(5,114,060)
Distribution Segment [Member] | Unallocated amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss
Distribution Segment [Member] | Loss Before Income Tax Expense [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss	(337,238)	(6,867,849)
Corporate Segment [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss	(2,316,968)	(1,470,241)
Total assets	740,212		785,000
Total liabilities	6,268,954		3,988,393	6,899,644
Corporate Segment [Member] | Operating segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss	(2,316,968)	(1,470,241)		(1,019,823)
Total assets	13,869,424		13,914,212
Total liabilities	(24,557,990)		(26,121,029)	6,899,644
Corporate Segment [Member] | Elimination of intersegment amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss
Total assets	(13,129,212)		(13,129,212)
Total liabilities	30,826,944		30,109,422
Corporate Segment [Member] | Unallocated amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss
Corporate Segment [Member] | Loss Before Income Tax Expense [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss	(2,316,968)	(1,470,241)
Reportable segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	1,397,443	73,096	2,619,682	41,431	2,062
Net loss	(5,877,882)	(2,593,744)
Total assets	36,507,556		38,996,777
Total liabilities	14,858,513		12,096,616	10,243,144	9,306,760
Reportable segments [member] | Operating segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	1,397,443	73,096	2,619,682	41,431	2,062
Net loss	(5,877,882)	1,153,290		(8,127,347)	(2,300,571)	(1,394,641)
Total assets	68,767,768		71,256,989
Total liabilities	23,837,910		19,247,402	22,939,779	9,306,760
Reportable segments [member] | Elimination of intersegment amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss
Total assets	(32,260,212)		(32,260,212)
Total liabilities	(8,979,397)		(7,150,786)	(12,696,635)
Reportable segments [member] | Unallocated amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss			$ (3,422,225)	$ (5,657,494)
Reportable segments [member] | Loss Before Income Tax Expense [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss	$ (5,877,882)	$ 1,153,290